Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Events After the Reporting Period
Events After the Reporting Period

(G.8) Events After the Reporting Period

On January 27, 2022, SAP announced its intent to acquire a majority stake of Taulia, a leading provider of working capital management solutions. The acquisition is expected to further expand SAP’s Business Network capabilities and strengthen SAP’s solutions for the CFO office. The acquisition is expected to close in March 2022, following completion of customary closing conditions and regulatory approvals.

Other than that, no events have occurred since December 31, 2021, that have a material impact on the Company’s Consolidated Financial Statements.